Stock-Based Compensation - Pre-Tax Compensation Expense (Income) and Related Income Tax Benefit for Stock-Based Incentives (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Long-term stock awards	$ 35	$ 39	$ 37
Stock options	15	21	22
Phantom stock awards and stock appreciation rights	11	1	3
Total	61	61	62
Income tax benefit (37 percent tax rate - before valuation allowance)	$ 23	$ 23	$ 23